Summary Prospectus	February 27, 2015
Invesco  Long/Short Equity Fund
Class: A (LSQAX), C (LSQCX), R (LSQRX), Y (LSQYX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 27, 2015 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund's investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information - Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	1.25%	1.25%	1.25%	1.25%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses	1.54	1.54	1.54	1.54

Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses	3.06	3.81	3.31	2.81

Fee Waiver and/or Expense Reimbursement[2]	1.19	1.19	1.19	1.19

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.87	2.62	2.12	1.62

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.87%, 2.62%, 2.12% and 1.62%, respectively, of the Fund's average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired
Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 29, 2016 and June 30, 2016, respectively. The fee waiver agreements cannot be terminated during their terms.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$729	$1,338	$1,969	$3,660

Class C	$365	$1,055	$1,863	$3,969

Class R	$215	$ 908	$1,624	$3,523

Class Y	$165	$ 759	$1,379	$3,052

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$729	$1,338	$1,969	$3,660

Class C	$265	$1,055	$1,863	$3,969

Class R	$215	$ 908	$1,624	$3,523

Class Y	$165	$ 759	$1,379	$3,052

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period December 19, 2013 (commencement of operations) to October 31, 2014, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing in long positions of equities that are believed to be undervalued, in short positions of equities that are believed to be overvalued and in equity-related derivative
1                                  Invesco Long/Short Equity Fund
invesco.com/usLSE-SUMPRO-1

instruments. A long position is established when the portfolio managers anticipate a price increase in the asset and a short position is established when the portfolio managers anticipate a price decrease in the asset. Short sales involve selling a security that the Fund does not own in the hopes of purchasing the same security at a later date at a lower price to close out the short position. The Fund will be managed with a net long exposure bias but has the ability to have net short exposure.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and other investments that have exposure to U.S. large capitalization issuers, however, the Fund may invest in securities and other investments that have exposure to small- and mid-capitalization issuers. The principal type of equity securities in which the Fund invests is common stock.
In addition to holding equities long and selling equities short, the Fund will use financial derivative instruments (“derivatives”) to obtain exposure to long and short positions. The derivative instruments in which the Fund will principally invest will include but are not limited to equity-related futures contracts and swap agreements, such as total return swaps. Such derivative usage can be for the purposes of hedging, speculation or to allow the portfolio managers to implement the Fund’s investment strategies more efficiently than investing directly in stocks.
The Fund will seek to achieve its investment objective through its security selection process where the portfolio managers, using a proprietary multi-factor model, evaluate fundamental and behavioral factors to forecast individual security returns and risk and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security in the investment universe based on its earnings expectations, market sentiment, management and quality and value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct what they believe is an optimal portfolio of long positions and short positions that generally maintains a long bias. The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio.
The Fund’s portfolio managers consider selling a security or other investment, or covering a short position, (1) for risk control purposes, (2) when its forecasted return deteriorates for long positions or when its forecasted return improves for short positions, or (3) when it otherwise no longer responds to Invesco Advisers, Inc.’s (Invesco or the Adviser) proprietary model.
In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than the Fund to implement their investment strategy.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. In particular, there is no guarantee that the Fund’s mixture of long and short positions or the portfolio manager’s stock selection process will produce a portfolio with reduced exposure to stock market risk. In addition, the Fund’s long/short investment strategy may cause the Fund to underperform the broader equity markets in which the Fund invests during market rallies. Such underperformance could be significant during sudden or significant market rallies.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, thereby causing the Fund to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited. In order to establish a short position in a security, the Fund must borrow the security from a broker. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. The Fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Fund to be volatile.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.
2                                  Invesco Long/Short Equity Fund
invesco.com/usLSE-SUMPRO-1

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Best Quarter (ended June 30, 2014): 10.05%
Worst Quarter (ended September 30, 2014): -2.58%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	Since Inception
Class A: Inception (12/19/2013)
Return Before Taxes	6.84%	6.52%
Return After Taxes on Distributions	6.83	6.51
Return After Taxes on Distributions and Sale of Fund Shares	3.88	4.97

Class C: Inception (12/19/2013)	11.14	11.63

Class R: Inception (12/19/2013)	12.74	12.20

Class Y: Inception (12/19/2013)	13.34	12.78

S&P 500® Index (reflects no deductions for fees, expenses or taxes) (from 12/31/2013)	13.69	13.69

Citigroup 90-Day Treasury Bill Index (reflects no deductions for fees, expenses or taxes) (from 12/31/2013)	0.03	0.03

Lipper Alternative Long/Short Equity Index (from 12/31/2013)	2.10	2.10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2013

Charles Ko	Portfolio Manager	2013

Anthony Munchak	Portfolio Manager	2013

Glen Murphy	Portfolio Manager	2013

Francis Orlando	Portfolio Manager	2013

Andrew Waisburd	Portfolio Manager	2013

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
3                                  Invesco Long/Short Equity Fund
invesco.com/usLSE-SUMPRO-1

Summary Prospectus	February 27, 2015
Invesco Long/Short Equity Fund
Class: R5 (LSQFX), R6 (LSQSX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 27, 2015 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund's investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	1.25%	1.25%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	1.44	1.44

Acquired Fund Fees and Expenses	0.02	0.02

Total Annual Fund Operating Expenses	2.71	2.71

Fee Waiver and/or Expense Reimbursement[1]	1.09	1.09

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62	1.62

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and R6 shares to 1.62% of the Fund's average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 29, 2016 and June 30, 2016, respectively. The fee waiver agreements cannot be terminated during their terms.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$165	$738	$1,338	$2,962

Class R6	$165	$738	$1,338	$2,962

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period December 19, 2013 (commencement of operations) to October 31, 2014, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing in long positions of equities that are believed to be undervalued, in short positions of equities that are believed to be overvalued and in equity-related derivative instruments. A long position is established when the portfolio managers anticipate a price increase in the asset and a short position is established when the portfolio managers anticipate a price decrease in the asset. Short sales involve selling a security that the Fund does not own in the hopes of purchasing the same security at a later date at a lower price to close out the short position. The Fund will be managed with a net long exposure bias but has the ability to have net short exposure.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and other investments that have exposure to U.S. large capitalization issuers, however, the Fund may invest in securities and other investments that have exposure to small- and mid-capitalization issuers. The principal type of equity securities in which the Fund invests is common stock.
In addition to holding equities long and selling equities short, the Fund will use financial derivative instruments (“derivatives”) to obtain exposure to long and short positions. The derivative instruments in which the Fund will principally invest will include but are not limited to equity-related futures contracts and swap agreements, such as total return swaps. Such derivative
1                                  Invesco Long/Short Equity Fund
invesco.com/usLSE-SUMPRO-2

usage can be for the purposes of hedging, speculation or to allow the portfolio managers to implement the Fund’s investment strategies more efficiently than investing directly in stocks.
The Fund will seek to achieve its investment objective through its security selection process where the portfolio managers, using a proprietary multi-factor model, evaluate fundamental and behavioral factors to forecast individual security returns and risk and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security in the investment universe based on its earnings expectations, market sentiment, management and quality and value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct what they believe is an optimal portfolio of long positions and short positions that generally maintains a long bias. The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio.
The Fund’s portfolio managers consider selling a security or other investment, or covering a short position, (1) for risk control purposes, (2) when its forecasted return deteriorates for long positions or when its forecasted return improves for short positions, or (3) when it otherwise no longer responds to Invesco Advisers, Inc.’s (Invesco or the Adviser) proprietary model.
In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than the Fund to implement their investment strategy.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. In particular, there is no guarantee that the Fund’s mixture of long and short positions or the portfolio manager’s stock selection process will produce a portfolio with reduced exposure to stock market risk. In addition, the Fund’s long/short investment strategy may cause the Fund to underperform the broader equity markets in which the Fund invests during market rallies. Such underperformance could be significant during sudden or significant market rallies.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, thereby causing the Fund to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited. In order to establish a short position in a security, the Fund must borrow the security from a broker. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. The Fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Fund to be volatile.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Best Quarter (ended June 30, 2014): 10.13%
Worst Quarter (ended September 30, 2014): -2.58%
2                                  Invesco Long/Short Equity Fund
invesco.com/usLSE-SUMPRO-2

Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	Since Inception
Class R5: Inception (12/19/2013)
Return Before Taxes	13.34%	12.78%
Return After Taxes on Distributions	13.34	12.78
Return After Taxes on Distributions and Sale of Fund Shares	7.56	9.74

Class R6: Inception (12/19/2013)	13.34	12.78

S&P 500® Index (reflects no deductions for fees, expenses or taxes) (from 12/31/2013)	13.69	13.69

Citigroup 90-Day Treasury Bill Index (reflects no deductions for fees, expenses or taxes) (from 12/31/2013)	0.03	0.03

Lipper Alternative Long/Short Equity Index (from 12/31/2013)	2.10	2.10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2013

Charles Ko	Portfolio Manager	2013

Anthony Munchak	Portfolio Manager	2013

Glen Murphy	Portfolio Manager	2013

Francis Orlando	Portfolio Manager	2013

Andrew Waisburd	Portfolio Manager	2013

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
3                                  Invesco Long/Short Equity Fund
invesco.com/usLSE-SUMPRO-2